Vessels - Schedule of Vessels (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 6,358,744	$ 5,990,687
Accumulated depreciation	1,080,396	894,964
Net book value	5,278,348	5,095,723
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost	6,149,625	5,708,685
Accumulated depreciation	1,080,396	894,964
Net book value	5,069,229	4,813,721
Vessels under construction [Member]
Property, Plant and Equipment [Line Items]
Cost	209,119	282,002
Net book value	$ 209,119	$ 282,002